Leases - Summary of Liquidity Classification of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Current lease liabilities	₩ 612,765	₩ 614,037
Non-current lease liabilities	3,195,115	3,549,106
Total lease liabilities	₩ 3,807,880	₩ 4,163,143	₩ 4,410,503